Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.62%
Advertising–1.40%
Omnicom Group, Inc.	39,100	$3,107,668
Aerospace & Defense–2.07%
Lockheed Martin Corp.	8,540	3,339,396
Northrop Grumman Corp.	3,540	1,245,266
		4,584,662
Airport Services–0.97%
Macquarie Infrastructure Corp.	51,000	2,139,450
Apparel, Accessories & Luxury Goods–0.16%
Kontoor Brands, Inc.	9,600	344,160
Application Software–0.95%
Cerence, Inc.(b)	20,000	311,200
Synopsys, Inc.(b)	12,700	1,791,208
		2,102,408
Asset Management & Custody Banks–0.13%
Legg Mason, Inc.	7,500	293,100
Auto Parts & Equipment–0.28%
Magna International, Inc. (Canada)	11,200	616,224
Automobile Manufacturers–1.43%
Ford Motor Co.	349,600	3,167,376
Automotive Retail–2.30%
AutoNation, Inc.(b)	16,100	822,549
AutoZone, Inc.(b)	3,630	4,275,850
		5,098,399
Biotechnology–9.25%
Alexion Pharmaceuticals, Inc.(b)	31,200	3,554,928
Amgen, Inc.	19,700	4,623,984
Biogen, Inc.(b)	14,360	4,305,271
Gilead Sciences, Inc.	60,000	4,034,400
Incyte Corp.(b)	42,000	3,954,720
		20,473,303
Broadcasting–1.23%
TEGNA, Inc.	177,900	2,730,765
Building Products–1.40%
Johnson Controls International PLC	72,400	3,100,892
Cable & Satellite–0.38%
Altice USA, Inc., Class A(b)	33,100	846,698
Coal & Consumable Fuels–0.20%
Peabody Energy Corp.	45,900	444,312
Shares		Value
Construction & Engineering–1.10%
MasTec, Inc.(b)	36,800	$2,441,312
Construction Machinery & Heavy Trucks–1.49%
Allison Transmission Holdings, Inc.	68,100	3,296,040
Consumer Finance–5.14%
Ally Financial, Inc.	107,600	3,425,984
Discover Financial Services	34,900	2,961,963
Navient Corp.	228,400	3,277,540
OneMain Holdings, Inc.	39,900	1,719,291
		11,384,778
Data Processing & Outsourced Services–1.97%
Genpact Ltd.	27,800	1,131,460
Western Union Co. (The)	120,000	3,225,600
		4,357,060
Diversified Banks–2.89%
Bank of Montreal (Canada)	38,700	2,977,965
Bank of Nova Scotia (The) (Canada)	20,500	1,150,460
Canadian Imperial Bank of Commerce (Canada)	26,200	2,276,780
		6,405,205
Electric Utilities–5.72%
Entergy Corp.	26,600	3,095,974
Exelon Corp.	13,600	603,840
FirstEnergy Corp.	84,400	4,025,036
Fortis Inc. (Canada)	5,900	230,631
Hawaiian Electric Industries, Inc.	3,500	152,845
PPL Corp.	38,700	1,316,961
Southern Co. (The)	52,200	3,235,878
		12,661,165
General Merchandise Stores–2.12%
Target Corp.	37,600	4,700,376
Health Care Distributors–1.72%
AmerisourceBergen Corp.	6,400	562,624
McKesson Corp.	22,400	3,239,936
		3,802,560
Health Care Equipment–1.46%
Medtronic PLC	29,000	3,230,310
Health Care Supplies–1.53%
DENTSPLY SIRONA, Inc.	59,900	3,386,746
Homebuilding–2.97%
NVR, Inc.(b)	840	3,185,188
PulteGroup, Inc.	85,400	3,386,110
		6,571,298

See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Shares		Value
Homefurnishing Retail–0.61%
Aaron’s, Inc.	23,100	$1,349,040
Hotels, Resorts & Cruise Lines–0.77%
Extended Stay America, Inc.(c)	116,000	1,712,160
Household Products–3.36%
Kimberly-Clark Corp.	24,700	3,367,598
Procter & Gamble Co. (The)	33,400	4,076,804
		7,444,402
Industrial Conglomerates–1.40%
Carlisle Cos., Inc.	19,800	3,088,404
Industrial REITs–0.87%
EastGroup Properties, Inc.	14,200	1,933,898
Integrated Telecommunication Services–4.31%
AT&T, Inc.	88,100	3,293,178
BCE, Inc. (Canada)	67,400	3,239,918
Verizon Communications, Inc.	49,900	3,005,976
		9,539,072
Interactive Home Entertainment–0.67%
Zynga, Inc., Class A(b)	239,400	1,491,462
Internet & Direct Marketing Retail–1.81%
eBay, Inc.	89,000	3,161,280
Expedia Group, Inc.	8,400	853,944
		4,015,224
IT Consulting & Other Services–2.46%
Booz Allen Hamilton Holding Corp.	55,000	4,001,800
Leidos Holdings, Inc.	15,900	1,444,356
		5,446,156
Mortgage REITs–1.31%
AGNC Investment Corp.	92,300	1,598,636
Annaly Capital Management, Inc.	94,700	883,551
MFA Financial, Inc.	54,200	415,172
		2,897,359
Multi-line Insurance–0.71%
Hartford Financial Services Group, Inc. (The)	25,400	1,571,244
Office REITs–0.10%
Equity Commonwealth	7,000	229,950
Oil & Gas Refining & Marketing–0.22%
CVR Energy, Inc.	6,100	264,679
World Fuel Services Corp.	5,000	212,000
		476,679
Packaged Foods & Meats–4.85%
General Mills, Inc.	61,800	3,295,176
Hershey Co. (The)	24,100	3,570,656
Mondelez International, Inc., Class A	65,200	3,425,608
Shares		Value
Packaged Foods & Meats–(continued)
TreeHouse Foods, Inc.(b)	9,000	$440,010
		10,731,450
Pharmaceuticals–1.72%
Merck & Co., Inc.	43,700	3,809,766
Property & Casualty Insurance–0.34%
Fidelity National Financial, Inc.	15,900	757,317
Regional Banks–1.85%
Investors Bancorp, Inc.	30,800	371,448
Popular, Inc. (Puerto Rico)	67,400	3,727,894
		4,099,342
Research & Consulting Services–0.08%
Thomson Reuters Corp. (Canada)	2,400	169,320
Residential REITs–5.81%
Equity LifeStyle Properties, Inc.	45,200	3,348,416
Equity Residential	36,700	3,123,170
Essex Property Trust, Inc.	10,500	3,277,890
Mid-America Apartment Communities, Inc.	22,900	3,116,919
		12,866,395
Restaurants–2.03%
Brinker International, Inc.	33,100	1,482,880
Yum! Brands, Inc.	30,000	3,020,100
		4,502,980
Retail REITs–1.64%
Brixmor Property Group, Inc.	76,900	1,687,186
Retail Properties of America, Class A	122,200	1,738,906
SITE Centers Corp.	14,500	210,105
		3,636,197
Specialized REITs–2.29%
Extra Space Storage, Inc.	4,300	456,015
Life Storage, Inc.	18,000	1,971,360
Public Storage	12,550	2,644,034
		5,071,409
Steel–0.72%
Reliance Steel & Aluminum Co.	13,500	1,592,730
Systems Software–1.59%
Oracle Corp.	62,500	3,508,750
Technology Distributors–0.79%
Tech Data Corp.(b)	12,000	1,738,680
Technology Hardware, Storage & Peripherals–3.65%
Hewlett Packard Enterprise Co.	239,100	3,784,953
Xerox Holdings Corp.	110,400	4,297,872
		8,082,825
Thrifts & Mortgage Finance–1.40%
New York Community Bancorp, Inc.	242,600	2,891,792
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

	Shares	Value
Thrifts & Mortgage Finance–(continued)
Washington Federal, Inc.	5,700	$209,817
		3,101,609
Total Common Stocks & Other Equity Interests (Cost $200,235,569)		216,150,087
	Principal Amount
U.S. Treasury Securities–0.25%
U.S. Treasury Bills–0.25%
1.83%, 03/12/2020 (Cost $547,148)(d)(e)	$550,000	547,589
Total U.S. Treasury Securities (Cost $547,148)		547,589
Shares		Value
Money Market Funds–2.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)	1,653,085	$1,653,085
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)	1,231,377	1,231,870
Invesco Treasury Portfolio, Institutional Class, 1.52%(f)	1,889,241	1,889,241
Total Money Market Funds (Cost $4,773,950)		4,774,196
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $205,556,667)		221,471,872
OTHER ASSETS LESS LIABILITIES—(0.02)%		(45,325)
NET ASSETS–100.00%		$221,426,547
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Each share is comprised of one share of common stock of Extended Stay America, Inc. and one share of Class B stock of ESH Hospitality, Inc.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	31	December-2019	$4,872,735	$248,242	$248,242
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$216,150,087	$—	$—	$216,150,087
U.S. Treasury Securities	—	547,589	—	547,589
Money Market Funds	4,774,196	—	—	4,774,196
Total Investments in Securities	220,924,283	547,589	—	221,471,872
Other Investments - Assets
Futures Contracts	248,242	—	—	248,242
Total Investments	$221,172,525	$547,589	$—	$221,720,114
Invesco Low Volatility Equity Yield Fund